Exhibit 99.1

World Omni Auto Receivables Trust 2013-B
Monthly Servicer Certificate
March 31, 2016

Dates Covered
Collections Period	03/01/16 - 03/31/16
Interest Accrual Period	03/15/16 - 04/14/16
30/360 Days	30
Actual/360 Days	31
Distribution Date	04/15/16

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 02/29/16	247,290,275.16	18,715
Yield Supplement Overcollateralization Amount at 02/29/16	5,590,119.70	0
Receivables Balance at 02/29/16	252,880,394.86	18,715
Principal Payments	12,626,462.79	405
Defaulted Receivables	713,666.76	38
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 03/31/16	5,151,728.49	0
Pool Balance at 03/31/16	234,388,536.82	18,272

Pool Statistics	$ Amount	# of Accounts
Aggregate Starting Principal Balance	791,491,997.61	32,304

Pool Factor	30.26%

Prepayment ABS Speed	1.49%

Overcollateralization Target Amount	10,547,484.16
Actual Overcollateralization	10,547,484.16

Weighted Average APR	3.33%
Weighted Average APR, Yield Adjusted	5.01%
Weighted Average Remaining Term	35.97

Delinquent Receivables:
Past Due 31-60 days	3,934,559.11	225
Past Due 61-90 days	910,013.60	57
Past Due 91 -120 days	199,369.96	18
Past Due 121 + days	0.00	0
Total	5,043,942.67	300

Total 31+ Delinquent as % Ending Pool Balance	2.15%

Recoveries	417,587.18

Aggregate Net Losses/(Gains) - March 2016	296,079.58

Ratio of Net Loss to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Loss Ratio	1.40%
Prior Period Net Loss Ratio	1.65%
Second Prior Period Net Loss Ratio	1.16%
Third Prior Period Net Loss Ratio	1.19%
Four Month Average	1.35%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	1.45%

Flow of Funds	$ Amount

Collections	13,740,344.12
Advances	(6,566.77)
Investment Earnings on Cash Accounts	3,607.35
Servicing Fee	(210,733.66)
Interest Rate Swap Receipt	0.00
Transfer to Collection Account	0.00
Available Funds	13,526,651.04

Distributions of Available Funds
(1) Class A Interest	197,333.67
(2) First Priority Principal Distributable Amount	0.00
(3) Class B Interest	22,372.90
(4) Second Priority Principal Distributable Amount	1,773,675.96
(5) Required Reserve Account	0.00
(6) Noteholders' Principal Distributable Amount	10,547,484.16
(7) Distribution to Certificateholders	985,784.35
(8) Remaining Amounts	0.00

Total Distributions of Available Funds	13,526,651.04

Servicing Fee	210,733.66
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount

Original Class A	728,676,000.00
Original Class B	15,609,000.00

Total Class A & B
Note Balance @ 03/15/16	236,162,212.78
Principal Paid	12,321,160.12
Note Balance @ 04/15/16	223,841,052.66

Class A-1
Note Balance @ 03/15/16	0.00
Principal Paid	0.00
Note Balance @ 04/15/16	0.00
Note Factor @ 04/15/16	0.0000000%

Class A-2
Note Balance @ 03/15/16	0.00
Principal Paid	0.00
Note Balance @ 04/15/16	0.00
Note Factor @ 04/15/16	0.0000000%

Class A-3
Note Balance @ 03/15/16	110,877,212.78
Principal Paid	12,321,160.12
Note Balance @ 04/15/16	98,556,052.66
Note Factor @ 04/15/16	41.9387458%

Class A-4
Note Balance @ 03/15/16	109,676,000.00
Principal Paid	0.00
Note Balance @ 04/15/16	109,676,000.00
Note Factor @ 04/15/16	100.0000000%

Class B
Note Balance @ 03/15/16	15,609,000.00
Principal Paid	0.00
Note Balance @ 04/15/16	15,609,000.00
Note Factor @ 04/15/16	100.0000000%

Interest & Principal Payments	$ Amount

Total Interest Paid	219,706.57
Total Principal Paid	12,321,160.12
Total Paid	12,540,866.69

Class A-1
Coupon	0.24000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-1 Holders	0.00

Class A-2
Coupon	0.48000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-2 Holders	0.00

Class A-3
Coupon	0.83000%
Interest Paid	76,690.07
Principal Paid	12,321,160.12
Total Paid to A-3 Holders	12,397,850.19

Class A-4
Coupon	1.32000%
Interest Paid	120,643.60
Principal Paid	0.00
Total Paid to A-4 Holders	120,643.60

Class B
Coupon	1.72000%
Interest Paid	22,372.90
Principal Paid	0.00
Total Paid to B Holders	22,372.90

Distribution per $1,000 of Notes	Total

Total Interest Distribution Amount	0.2951915
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	16.5543577
Total Distribution Amount	16.8495492

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000
Total A-1 Distribution Amount	0.0000000

A-2 Interest Distribution Amount	0.0000000
A-2 Interest Carryover Shortfall	0.0000000
A-2 Principal Distribution Amount	0.0000000
Total A-2 Distribution Amount	0.0000000

A-3 Interest Distribution Amount	0.3263407
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	52.4304686
Total A-3 Distribution Amount	52.7568093

A-4 Interest Distribution Amount	1.1000000
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	1.1000000

B Interest Distribution Amount	1.4333333
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	1.4333333

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	143.95
Noteholders' Principal Distributable Amount	856.05

Account Balances	$ Amount

Advances
Balance as of 02/29/16	45,183.72
Balance as of 03/31/16	38,616.95
Change	(6,566.77)

Reserve Account
Balance as of 03/15/16	1,903,544.61
Investment Earnings	483.72
Investment Earnings Paid	(483.72)
Deposit/(Withdrawal)	-
Balance as of 04/15/16	1,903,544.61
Change	-

Required Reserve Amount	1,903,544.61